Investments - Schedule of Investments (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Investments [Abstract]
Fixed deposit receipt, current	$ 5,505	$ 1,497
Total short-term investments	5,505	1,497
Fixed deposit receipt, non-current	9,102	10,545
Total long-term investments	9,102	10,545
Total investments	$ 14,607	$ 12,042